Supplemental Cash Flow Disclosures (Details 1) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Supplemental disclosures:
Interest paid	$ 415,964	$ 473,849
Income tax paid	0	0
Non-cash investing and financing activities:
Common shares issued/issuable for services	185,129	673,435
Common shares issued for settlement of accounts payable	338,064	0
Common shares issued for loan origination fees	20,000	0
Common shares issued for conversion of debentures	261,821	0
Common shares issued for intangible assets	0	7,480,000
Common shares issued as share issue costs	1,996,000	0
Units issued for settlement of convertible debentures	0	1,668,226
Warrants issued for finder's fee	1,001,565	174,813
Beneficial conversion feature related to convertible debentures	$ 0	$ 185,753